FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Sensitivity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Risk management
Percent increase in risk assumption	10.00%
Percent decrease in risk assumption	10.00%
NIS
Risk management
Percent increase in risk assumption	10.00%	10.00%
Increase (decrease) in equity and profit and loss	$ (6,904)	$ (3,677)
Increase (decrease) in equity and profit and loss	$ (690)	$ (368)
EUR
Risk management
Percent increase in risk assumption	10.00%	10.00%
Increase (decrease) in equity and profit and loss	$ (138)	$ 3,204
Increase (decrease) in equity and profit and loss	$ (14)	$ 320
GBP
Risk management
Percent increase in risk assumption	10.00%	10.00%
Increase (decrease) in equity and profit and loss	$ (316)	$ 1,359
Increase (decrease) in equity and profit and loss	$ (32)	$ 136